Deferred tax	12 Months Ended
Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax

13 Deferred tax

Net deferred tax assets/(liabilities) comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

At 1 January 2017	31	(58)	89	(392)	117	(95)	92	(216)

Differences on exchange	2	15	(6)	13	(12)	862	(22)	852

Subsidiaries acquired (note 24)	(375)	(234)	–	–	514	(28,091)	1,115	(27,071)

Credited/(charged) to the income statement	180	19	30	138	10	66	(307)	136

Credited/(charged) relating to changes in tax rates	71	84	–	–	(194)	9,935	(276)	9,620

(Charged)/credited to other comprehensive income	–	–	–	–	(171)	–	38	(133)

At 31 December 2017	(91)	(174)	113	(241)	264	(17,323)	640	(16,812)

At 1 January 2016	30	(132)	53	(255)	48	(108)	127	(237)

Differences on exchange	6	(18)	13	(41)	4	(20)	17	(39)

Subsidiaries acquired (note 24)	–	(6)	–	–	–	–	–	(6)

(Charged)/credited to the income statement	(5)	98	23	(96)	1	33	(58)	(4)

Credited to other comprehensive income	–	–	–	–	64	–	6	70

At 31 December 2016	31	(58)	89	(392)	117	(95)	92	(216)

As part of the acquisition of RAI, the Group has to account for the assets and liabilities of the Reynolds American Group of companies at fair market value at the acquisition date of 25 July 2017, as disclosed in note 24. The increase in the net asset value versus the tax bases created net deferred tax liabilities, valued within the purchase price allocation process at the prevailing Federal and State corporation tax rate at the date of the acquisition. Subsequently on 22 December 2017, the Federal corporation tax rate was changed to 21% from 1 January 2018. This revised rate has been used to revalue the net deferred tax liabilities in the United States, reducing the liability leading to a credit in the income statement of £9,620 million.

The prior year analysis table has been restated to reflect deferred tax relating to trademarks in a separate column and deferred tax on fair value losses/(gains) has been combined with other temporary differences.

The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £317 million and deferred tax liability of £17,129 million (2016: deferred tax asset of £436 million and deferred tax liability of £652 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.

Deferred tax expected to be recovered within 12 months includes deferred tax assets of £244 million (2016: £119 million) and deferred tax liabilities of £369 million (2016: £372 million).

13 Deferred tax continued

At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £301 million (2016: £542 million) which have no expiry date and unused tax losses of £616 million (2016: £761 million) which will expire within the next 10 years.

At the balance sheet date, the Group has not recognised a deferred tax asset in respect of deductible temporary differences of £nil million (2016: £534 million), which have no expiry date and £140 million (2016: £191 million), which will expire within the next 10 years.

At the balance sheet date, the Group has unused tax credits of £80 million (2016: £80 million) which have no expiry date.  No amount of deferred tax has been recognised in respect of these unused tax credits.

At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax was £0.7 billion (2016: £0.7 billion). No liability has been recognised in respect of this withholding tax because the Group is in a position to control the timing of these distributions and it is probable that these distributions will not be made in the foreseeable future.

BAT Annual Report and Form 20-F 2017	1